Note 27 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Subsequent Events [Text Block]

Note 21. Subsequent Events

Acquisition of Outfitter Satellite

On March 25, 2024, the Company entered into a Stock Purchase Agreement with James T. McKinley (“Seller”), pursuant to which the Company agreed to purchase all of the issued and outstanding shares of common stock of Outfitter Satellite, Inc. (“Outfitter”) in an all-cash transaction for an aggregate purchase price of $760,000.00, subject to certain adjustments (the “Aggregate Consideration”).

The closing of the transaction occurred on  April 1, 2024

At the closing, $660,000.00 of the Aggregate Consideration was paid to Mr. McKinley with the remaining $100,000.00 to be paid upon delivery of Outfitter’s audited financial statements for the 2022 and 2023 fiscal years.

Outfitter provides consumers, commercial and government customers, with advanced satellite-based connectivity solutions from leading brands, including Iridium, Inmarsat and Globalstar.

RXMD Merger

On April 12, 2024, the Company entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) with Progressive Care, and Progressive Care LLC, a Nevada limited liability company and a direct, wholly owned subsidiary of the Company (“Merger Sub”). Pursuant to the terms of the Merger Agreement, The Company, Progressive Care and Merger Sub will enter into a business combination transaction pursuant to which Progressive Care will merge with and into Merger Sub (the “Merger”), with Merger Sub being the surviving entity of the Merger.

On April 9, 2024, Progressive Care entered into lock-up agreements with each of its directors and executive officers: Pamela Roberts, Jervis Bennet Hough, Pedro Rodriguez, Joseph Ziegler, Anthony Armas, and Elizabeth Alcaine (the “Company Lock-Up Agreements”). Additionally, separate lock-up agreements were established between Progressive Care and the following directors and executive officers of NextPlat: David Phipps, Douglas Ellenoff, Robert Bedwell, Hector Delgado, Kendall Carpenter, Louis Cusimano, John E. Miller, and Maria Cristina Fernandez (the “Parent Lock-Up Agreements”). Notably, individuals serving roles in both the Progressive Care and NextPlat, such as Charles M. Fernandez, Cecile Munnik, and Rodney Barreto, were covered by a single lock-up agreement with Progressive Care relating to each of their shares in both Progressive Care and NextPlat (the “Hybrid Lock-Up Agreements”, together with the Company Lock-Up Agreements and Parent Lock-Up Agreements, the "Lock-Up Agreements"). All Lock-Up Agreements prohibit the aforementioned stockholders from selling, transferring, acquiring or purchasing any of the securities of either Progressive Care or NextPlat during the period between the signing of the Merger Agreement and the closing of the Merger. Notwithstanding the Lock-Up Agreements, the directors of Progressive Care will continue to receive any shares of Progressive Care Common Stock payable to such director as compensation pursuant to the terms of his or her director services agreement. There are no family relationships between Maria Cristina Fernandez and Charles M. Fernandez.

Note 27. Subsequent Events

On March 25, 2024, the Company entered into a Stock Purchase Agreement with James T. McKinley to purchase all of the issued and outstanding shares of common stock of Outfitter Satellite, Inc., a Tennessee corporation ("Outfitter"), for aggregate consideration of $760,000 subject to adjustment (the "Outfitter Acquisition"). The closing of the Outfitter Acquisition occurred on  April 1, 2024. Outfitter provides consumers, commercial and government customers, with advanced satellite-based connectivity solutions from leading brands, including Iridium, Inmarsat and Globalstar.